Debt	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Debt

5.	Debt

In the prior fiscal year, the Company entered into two SAFE agreements totaling $12.0 million with an investor (the “Investor”). Under the terms of the SAFE agreements, the Investor has the right to certain shares of the Company’s preferred stock.

The SAFE agreements were accounted for in accordance with ASC 480: Distinguishing Liabilities from Equity. Per the SAFE agreements, as the underlying share class has not been issued yet and as such, equity classification cannot be determined based on redemption rights, these agreements were classified as liabilities and included in long-term debt at their face value on the Company’s unaudited condensed combined balance sheets.

5.	Debt

In the first fiscal quarter of 2025, the Company entered into two SAFE agreements totaling $12.0 million with an investor (the “Investor”). Under the terms of the SAFE agreements, the Investor has the right to certain shares of the Company’s preferred stock.

If an equity financing transaction is completed by the Company before the termination of the SAFE agreements, the SAFE agreements will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which will be the lowest price per share of the preferred stock sold in the equity financing transaction multiplied by the discount rate (90%). If there is a liquidity event before the termination of the SAFE agreements, the Investor will automatically be entitled to receive a portion of proceeds, due and payable to the Investor immediately prior to, or concurrent with, the occurrence of such liquidity event, equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the liquidity price (the price per share equal to the fair market value of the common stock at the time of the liquidity event, as determined by reference to the purchase price payable in connection with such liquidity event, multiplied by the discount rate). If there is a dissolution event before the termination of the SAFE agreements, the Investor will automatically be entitled to receive a portion of proceeds equal to the purchase amount, due and payable to the Investor immediately prior to the occurrence of the dissolution event.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

In a liquidity or dissolution event, the SAFE agreements are intended to operate like standard non-participating preferred stock. The Investor’s right to receive the purchase amount is junior to payments for outstanding indebtedness and creditor claims, on par with payments for other SAFE agreements and preferred stock, and senior to payments for common stock. The SAFE agreements will automatically terminate immediately following the earliest to occur of: (i) the issuance of capital stock to the Investor pursuant to the automatic conversion of the SAFE agreements; or (ii) the payment, or setting aside for payment, of amounts due the Investor. The Investor shall have the right, but not the obligation, to purchase up to its Pro Rata Share (the ratio of (i) the purchase amount of the SAFE agreements to (ii) the aggregate purchase amounts of all SAFE agreements issued by the Company prior to the equity financing transaction) of the securities issued in the equity financing transaction, on the same terms, conditions and pricing afforded to the other investors participating in the equity financing transaction.

The SAFE agreements were accounted for in accordance with ASC 480: Distinguishing Liabilities from Equity. Per the SAFE agreements, as the underlying share class has not been issued yet and as such, equity classification cannot be determined based on redemption rights, these agreements were classified as liabilities and included in long-term debt at their face value on the Company’s combined balance sheets.